Other disclosures - Risk Management and Principal Risks - Loans and advances at amortised cost by product (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	£ 1,119,650	£ 1,113,200
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Financial assets	£ 339,115	£ 326,406
Coverage ratio	1.80%	2.00%
Financial assets at amortised cost [member] | Loans and advances [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 345,423	£ 333,176
Financial assets at amortised cost [member] | Loans and advances [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	6,308	6,770
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ 298,559	£ 280,538
Coverage ratio	0.20%	0.20%
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 299,266	£ 281,226
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	707	688
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 35,861	£ 40,732
Coverage ratio	6.20%	6.20%
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 38,234	£ 43,447
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,373	2,715
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ 4,695	£ 5,136
Coverage ratio	40.70%	39.60%
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 7,923	£ 8,503
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	3,228	3,367
Financial assets at amortised cost [member] | Home loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 154,479	£ 150,284
Coverage ratio	0.30%	0.30%
Financial assets at amortised cost [member] | Home loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 154,911	£ 150,748
Financial assets at amortised cost [member] | Home loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	432	464
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ 135,691	£ 130,035
Coverage ratio	0.00%	0.00%
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 135,713	£ 130,066
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	22	31
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 16,979	£ 18,124
Coverage ratio	0.40%	0.50%
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 17,043	£ 18,206
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	64	82
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,809	£ 2,125
Coverage ratio	16.10%	14.20%
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,155	£ 2,476
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	346	351
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member]
Disclosure of financial assets [line items]
Financial assets	£ 55,296	£ 56,431
Coverage ratio	8.10%	8.60%
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 60,180	£ 61,774
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	4,884	5,343
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ 45,470	£ 45,257
Coverage ratio	1.20%	1.20%
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 46,012	£ 45,785
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	542	528
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 8,752	£ 9,925
Coverage ratio	18.70%	18.80%
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,759	£ 12,229
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,007	2,304
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,074	£ 1,249
Coverage ratio	68.50%	66.80%
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 3,409	£ 3,760
Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	2,335	2,511
Financial assets at amortised cost [member] | Wholesale loans [member]
Disclosure of financial assets [line items]
Financial assets	£ 129,340	£ 119,691
Coverage ratio	0.80%	0.80%
Financial assets at amortised cost [member] | Wholesale loans [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 130,332	£ 120,654
Financial assets at amortised cost [member] | Wholesale loans [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	992	963
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Financial assets	£ 117,398	£ 105,246
Coverage ratio	0.10%	0.10%
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 117,541	£ 105,375
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	143	129
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,130	£ 12,683
Coverage ratio	2.90%	2.50%
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 10,432	£ 13,012
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	302	329
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,812	£ 1,762
Coverage ratio	23.20%	22.30%
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,359	£ 2,267
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	547	505
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 31,948	£ 36,860
Coverage ratio	5.70%	5.80%
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 33,866	£ 39,111
Not past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	1,918	2,251
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 14,696	£ 15,616
Coverage ratio	0.30%	0.40%
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 14,733	£ 15,672
Not past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	37	56
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 8,162	£ 9,367
Coverage ratio	16.40%	16.80%
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,759	£ 11,262
Not past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	1,597	1,895
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,090	£ 11,877
Coverage ratio	3.00%	2.50%
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 9,374	£ 12,177
Not past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	284	300
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,273	£ 2,364
Coverage ratio	7.40%	7.70%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 2,455	£ 2,562
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	182	198
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,571	£ 1,659
Coverage ratio	0.90%	0.80%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,585	£ 1,672
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	14	13
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 337	£ 361
Coverage ratio	32.10%	31.90%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 496	£ 530
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	159	169
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 365	£ 344
Coverage ratio	2.40%	4.40%
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 374	£ 360
Equal to or Less than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	9	16
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,640	£ 1,508
Coverage ratio	14.30%	15.00%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 1,913	£ 1,774
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	273	266
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 712	£ 849
Coverage ratio	1.80%	1.50%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 725	£ 862
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	13	13
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 253	£ 197
Coverage ratio	49.80%	54.90%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 504	£ 437
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Credit cards, unsecured loans and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	251	240
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of financial assets [line items]
Financial assets	£ 675	£ 462
Coverage ratio	1.30%	2.70%
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Gross exposure [member]
Disclosure of financial assets [line items]
Financial assets	£ 684	£ 475
Greater than 30 days past due [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Impairment allowance [member]
Disclosure of financial assets [line items]
Financial assets	£ 9	£ 13